Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual Amounts with Regard to Other Off-balance Sheet Instruments) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	¥ 84,614	¥ 76,398
Commercial Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	835	757
Commitments to Make Investments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments	281	247
Other [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with regard to other off-balance sheet instruments		¥ 5